Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Loss Per Common Share

NOTE 6 – LOSS PER SHARE (Continued)

A computation of the loss per common share follows (in thousands, except per share amounts):

	Year ended December 31,
	2014		2013		2012
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Loss:
Amounts attributable to Kindred stockholders:
Loss from continuing operations:
As reported in Statement of Operations	$(13,976)	$(13,976)	$(44,523)	$(44,523)	$(47,331)	$(47,331)
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(13,976)	$(13,976)	$(44,523)	$(44,523)	$(47,331)	$(47,331)
Discontinued operations, net of income taxes:
Income (loss) from operations:
As reported in Statement of Operations	$(53,163)	$(53,163)	$(40,082)	$(40,082)	$11,709	$11,709
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(53,163)	$(53,163)	$(40,082)	$(40,082)	$11,709	$11,709
Loss on divestiture of operations:
As reported in Statement of Operations	$(12,698)	$(12,698)	$(83,887)	$(83,887)	$(4,745)	$(4,745)
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(12,698)	$(12,698)	$(83,887)	$(83,887)	$(4,745)	$(4,745)
Income (loss) from discontinued operations:
As reported in Statement of Operations	$(65,861)	$(65,861)	$(123,969)	$(123,969)	$6,964	$6,964
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(65,861)	$(65,861)	$(123,969)	$(123,969)	$6,964	$6,964
Net loss:
As reported in Statement of Operations	$(79,837)	$(79,837)	$(168,492)	$(168,492)	$(40,367)	$(40,367)
Allocation to participating unvested restricted stockholders	–	–	–	–	–	–
Available to common stockholders	$(79,837)	$(79,837)	$(168,492)	$(168,492)	$(40,367)	$(40,367)
Shares used in the computation:
Weighted average shares outstanding – basic computation	58,634	58,634	52,249	52,249	51,659	51,659
Dilutive effect of employee stock options		–		–		–
Dilutive effect of performance-based restricted shares		–		–		–
Dilutive effect of tangible equity units		–		–		–
Adjusted weighted average shares outstanding – diluted computation		58,634		52,249		51,659
Loss per common share:
Loss from continuing operations	$(0.24)	$(0.24)	$(0.85)	$(0.85)	$(0.92)	$(0.92)
Discontinued operations:
Income (loss) from operations	(0.91)	(0.91)	(0.77)	(0.77)	0.23	0.23
Loss on divestiture of operations	(0.21)	(0.21)	(1.61)	(1.61)	(0.09)	(0.09)
Income (loss) from discontinued operations	(1.12)	(1.12)	(2.38)	(2.38)	0.14	0.14
Net loss	$(1.36)	$(1.36)	$(3.23)	$(3.23)	$(0.78)	$(0.78)
Number of antidilutive stock options, performance-based restricted shares and tangible equity units excluded from shares used in the diluted loss per common share computation		1,276		1,038		1,813